COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 22—COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, ILG is a party to various legal proceedings. ILG establishes reserves for specific legal matters when it determines that the likelihood of an unfavorable outcome is probable and the loss is reasonably estimable. ILG does not establish reserves for identified legal matters when ILG believes that the likelihood of an unfavorable outcome is not probable. Although management currently believes that an unfavorable resolution of claims against ILG, including claims where an unfavorable outcome is reasonably possible, will not have a material impact on the liquidity, results of operations, or financial condition of ILG, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Litigation

On December 5, 2016, individuals and entities who own or owned 107 fractional interests of a total of 372 interests created in the Fifth and Fifty-Fifth Residence Club located within The St. Regis, New York (the “Club”) filed suit against ILG, certain of our subsidiaries, Marriott International Inc. (“Marriott”) and certain of its subsidiaries including Starwood. The case is filed as a mass action in federal court in the Southern District of New York, not as a class action. In response to our request to file a motion to dismiss, the plaintiffs filed an amended complaint on March 6, 2017. Plaintiffs principally challenge the sale of less than all interests offered in the fractional offering plan, the amendment of the plan to include additional units, and the rental of unsold fractional interests by the plan’s sponsor, claiming that alleged acts by us and the other defendants breached the relevant agreements and harmed the value of plaintiffs’ fractional interests. The relief sought includes, among other things, compensatory damages, rescission, disgorgement, attorneys’ fees, and pre- and post-judgment interest. We filed a motion to dismiss the amended complaint on April 21, 2017. The court has not yet rendered any decision on the motion. We dispute the material allegations in the amended complaint and intend to defend against the action vigorously. Given the early stages of the action and the inherent uncertainties of litigation, we cannot estimate a range of the potential liability, if any, at this time.

On February 28, 2017, the owners’ association for the Club filed a separate suit against us and certain of our subsidiaries in federal court in the Southern District of New York. On March 13, 2017, before it had served the initial complaint, Plaintiff filed an amended complaint that added Marriott and Starwood as defendants and added additional claims. Plaintiff then filed a second amended complaint on July 14, 2017. The complaint, as amended, asserts claims against the sponsor of the Club, St. Regis Residence Club, New York, Inc., the Club manager, St. Regis New York Management, Inc., and certain affiliated entities, as well as against Marriott and Starwood, for alleged breach of fiduciary duties principally related to sale and rental practices, tortious interference with the management agreement, alleged unjust enrichment, seeks certain declaratory relief in connection with the Starpoints conversion program and the exchange program at the Club, and asserts claims based on alleged anticompetitive conduct by the defendants in connection with Plaintiff’s renewal of the Club management agreement. In addition to the declaratory relief sought, Plaintiff seeks unspecified actual damages, punitive damages, and disgorgement of payments under the management and purchase agreements, as well as related agreements. We filed a motion to dismiss the second amended complaint on September 8, 2017. The court has not yet rendered any decision on the motion. We dispute the material allegations in the second amended complaint and intend to defend against the action vigorously. Given the early stages of the action and the inherent uncertainties of litigation, we cannot estimate a range of the potential liability, if any, at this time.

Other matters

ILG also evaluates other contingent matters, including tax contingencies, to assess the probability and estimated extent of potential loss. See Note 20 for a discussion of income tax contingencies.

Lease commitments

ILG leases office space, computers and equipment used in connection with its operations under various operating leases, many of which contain escalation clauses. We account for leases under ASC Topic 840, “Leases” (“ASC 840”).

Future minimum payments under operating lease agreements are as follows (in millions):

Years Ending December 31,
2018	$21
2019	17
2020	15
2021	11
2022	9
Thereafter through 2022	75
Total	$148

Expense charged to operations under these agreements was $12 million, $11 million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively. Lease expense is recognized on a straight‑line basis over the term of the lease, including any option periods, as appropriate. The same lease term is used for lease classification, the amortization period of related leasehold improvements, and the estimation of future lease commitments.

Other obligations

Other items, such as certain purchase commitments and guarantees are not recognized as liabilities in our consolidated financial statements but are required to be disclosed in the footnotes to the financial statements. These funding commitments could potentially require our performance in the event of demands by third parties or contingent events. The following table summarizes these items, on an undiscounted basis, at December 31, 2017 and the future periods in which such obligations are expected to be settled in cash. In addition, the table reflects the timing of principal and interest payments on outstanding borrowings.

Years Ending December 31,	Total	2018	2019	2020	2021	2022	Thereafter
	(Dollars in millions)
Debt principal	$570	$—	$—	$—	$220	$—	$350
Debt interest (projected)	133	28	28	28	23	20	6
Guarantees, surety bonds, and letters of credit	102	70	14	9	7	2	—
Purchase obligations and other commitments	71	37	15	10	9	—	—
Total commitments	$876	$135	$57	$47	$259	$22	$356

At December 31, 2017, guarantees, surety bonds and letters of credit totaled $102 million, with the highest annual amount of $70 million occurring in year one. The total also includes maximum exposure under guarantees of $50 million which primarily relates to our Exchange and Rental segment’s rental management agreements, including those with guaranteed dollar amounts, and accommodation leases supporting the segment’s management activities that are entered into on behalf of the property owners for which either party generally may terminate such leases upon 60 to 90 days prior written notice to the other party.

In addition, certain of our rental management agreements provide that owners receive specified percentages or guaranteed amounts of the rental revenue generated under its management. In these cases, the operating expenses for the rental operations are paid from the revenue generated by the rentals, the owners are then paid their contractual percentages or guaranteed amounts, and our vacation rental business either retain the balance (if any) as its fee or makes up the deficit. Although such deficits are reasonably possible in a few of these agreements, as of December 31, 2017, future amounts are not expected to be material either individually or in the aggregate.

Additionally, as of December 31, 2017, our letters of credit totaled $14 million and were principally related to our VO sales and financing activities. More specifically, these letter of credits provide alternate assurance on amounts held in escrow which enable our developer entities to access purchaser deposits prior to closings, as well as provide a guarantee of maintenance fees owed by our developer entities during subsidy periods at a particular vacation ownership resort, among other items.

The purchase obligations primarily relate to future guaranteed purchases of rental inventory, operational support services, marketing related benefits and membership fulfillment benefits. Certain of our vacation rental businesses also enter into agreements, as principal, for services purchased on behalf of property owners for which it is subsequently reimbursed. As such, we are the primary obligor and may be liable for unreimbursed costs. As of December 31, 2017, amounts pending reimbursement are not material.

Insurance recoveries

As discussed in Notes 6 and 8, during September 2017 we sustained damages at our Westin St. John Resort Villas property as a result of Hurricane Irma. The resort has remained closed while rebuilding activities are in process. The reopening of the resort is currently targeted for January of 2019. As of December 31, 2017, our insurance claims receivable related to this event amounts to $26 million and is presented within accounts receivable on our consolidated balance sheet, and reflects $10 million of proceeds received in the fourth quarter of 2017. This is not a final claim figure and does not include any claims pertaining to business interruption.